Auditor's Remuneration - Summary of Accountants Remuneration (Detail) - Aegon N.V [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Auditors remuneration [Line Items]
Audit fees	€ 42	€ 27
Audit-related fees	3	3
Total	46	30
Pricewater-houseCoopers Accountants N.V. (NL) [Member]
Auditors remuneration [Line Items]
Audit fees	13	9
Audit-related fees	1	1
Total	€ 14	€ 10